FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES
INCOME FUND

Dear Shareholder:

     During the third fiscal quarter of 2005, the Flaherty & Crumrine/Claymore Preferred Securities Income Fund continued to deliver steady performance. For the three month period ended August 31, 2005, the Fund produced a total return on net asset value ("NAV") of 1.4% 1. During the first three quarters of fiscal 2005, the Fund's return on NAV has been 5.4%.

     The Fund's interest rate hedging strategy normally works best when long-term interest rates are rising or falling. In periods of relatively stable long-term interest rates, such as we've experienced for several quarters now, the costs of implementing the strategy can drag down investment performance--much like paying on-going premiums on an insurance policy but never making a claim. Given the Fund's policy of maintaining a continuing interest-rate hedge on the portfolio, the Fund's NAV returns are respectable. And don't forget, the Fund still owns the "insurance policy"!

     The country is still coming to grips with the impact of Hurricanes Katrina and Rita; our thoughts are very much with the victims of these terrible events. We are closely watching the effect on the Fund's investment portfolio, and, so far, we have seen no material impact. Insurance companies have become much more adept at managing the financial risk they face from hurricanes and other catastrophic events. While claims from the hurricanes certainly will adversely impact insurance industry earnings, we believe there is no threat to industry solvency. Utilities in the region should be able to recover most of the expense they will incur in returning to operation from their customers. (The New Orleans subsidiary of Entergy Corp. has filed for bankruptcy protection; however, the Fund does not own any securities issued by this company.) Changes in the banking industry have encouraged companies to expand across state lines, resulting in larger, healthier banks that are unlikely to be hurt by the hurricanes. Diversification across companies, industries and geography is an important element of the Fund's investment strategy, and helps to limit the impact of economic shocks, such as those delivered by Hurricanes Katrina and Rita.

     Recently, we have seen a pick-up in the supply of new preferred securities. Some were issued simply to take advantage of the low level of long-term interest rates and lock-in attractive financing costs. Other issues, however, have introduced new twists to the structure that are intended to help the issuer achieve specific financial objectives. Time will tell how broadly these new features get incorporated into the market, but for now, many of the recent new issues have fit nicely into the Fund's investment portfolio.

     2005 has proven to be a year of transition in the individuals representing the Fund's shareholders. To comply with pending SEC rule amendments requiring independent directors constitute 75% of the Board, Nicholas Dalmaso did not stand for re-election as a Director and the Board eliminated his seat at its April meeting. However, Nick will continue to be very involved with the Fund - both as a Vice President of the Fund and as a Senior Managing Director and General Counsel of Claymore Securities, Inc., the Fund's Shareholder Servicing Agent. In addition, at its July meeting the Board accepted the resignation of Martin Brody, who has served as a Director since the inception of the Fund and is retiring. Martin brought a wealth of wisdom and experience to the Board, and will be missed. Karen Hogan has been selected by the Board to replace Martin. Karen brings an extensive financial and investment banking background to the Board; her knowledge will certainly benefit Shareholders.

--------------------------
     (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

     There is not much new to report regarding the outlook for the Fund's dividend rate. Several similar funds have recently reduced their dividends, but we don't think any change is warranted at present for Flaherty & Crumrine/Claymore Preferred Securities Income Fund. We encourage you to take advantage of the Fund's website, WWW.FCCLAYMORE.COM. It contains a wide range of useful and up-to-date information about the Fund, including the factors which impact the Fund's dividend policy. In addition, the website includes summaries of the Fund's investment objective, its hedging strategy, its use of leverage and the risks applicable to the Fund.

Sincerely,

/S/ Donald F. Crumrine                 /S/ Robert M. Ettinger
Donald F. Crumrine                     Robert M. Ettinger
Chairman of the Board                  President

October 17, 2005

                             DIVIDEND REINVESTMENT:
                     BUILDING WEALTH ONE DIVIDEND AT A TIME

The Flaherty & Crumrine/Claymore Preferred Securities Income Fund offers a Dividend Reinvestment and Cash Purchase Plan, unglamorously nicknamed the "DRIP", for those investors who desire a steady, reliable approach to building wealth.

   Why invest in the DRIP?

     o  Disciplined monthly investing in both good and bad markets,

     o When shares trade below the NAV, the Fund purchases shares in the market,

     o When shares trade above the NAV, shares are issued at the higher of NAV or 95% of the market price. Participating shareholders get the benefit!

     o  $1,000   invested  at  inception,   January   2003,   with  dividend
        reinvestment would be worth over $1,200 as of August 31, 2005 (7.46% annualized return).

To obtain information on the DRIP, contact your brokerage firm and ask if they are set up to participate. Information can also be found on the Fund's website at WWW.FCCLAYMORE.COM. Select the appropriate Fund, select the tab "News & Literature", and then select the link "DRIP Brochure". For investors who hold their shares in registered form, contact the DRIP's agent, PFPC Inc., at 1-800-331-1710.

Past performance is no guarantee of future results. Participation in the DRIP does not relieve the investor of any income tax associated with the distribution. For additional performance information please refer to the attached quarterly report.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OVERVIEW
AUGUST 31, 2005 (UNAUDITED)
--------------------------


FUND STATISTICS ON 08/31/05
------------------------------------------
Net Asset Value               $      23.74

Market Price                  $      23.65

Discount                              0.38%

Yield on Market Price                 7.86%

Common Shares
Outstanding                     42,601,719


MOODY'S RATINGS             % OF PORTFOLIO
--------------------------------------------
AAA                                   0.1%

AA                                    4.8%

A                                    34.5%

BBB                                  46.6%

BB                                    9.1%

Not Rated                             3.1%
--------------------------------------------
Below Investment Grade*               8.4%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.

INDUSTRY CATEGORIES                    % OF PORTFOLIO
--------------------------------------------------------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Banks                35%
Utilities            26%
Insurance            16%
Financial Services   13%
REITs                 5%
Oil and Gas           3%
Other                 2%

TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
-------------------------------------------------------
Lehman Brothers                               4.3%

Wachovia Corp                                 4.2%

J.P. Morgan Chase                             3.8%

Bank of America                               3.3%

Duke Energy                                   3.0%

Ace Ltd.                                      3.0%

North Fork Bancorporation                     2.9%

Countrywide Financial                         2.6%

Morgan Stanley                                2.3%

St. Paul Travelers                            2.3%

                                                                                                     % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              27%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                          18%
---------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO,
   CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR
   PERSONAL SITUATION.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                     AUGUST 31, 2005 (UNAUDITED)
      --------------------------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
PREFERRED SECURITIES -- 80.6%
               BANKING -- 35.4%
------------------------------------------------------------------------------------------------------------------------
      108,197  Abbey National Group, 7.375% Pfd., Series C ....................................    $     2,839,630**(1)
       15,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. ....................................            381,675**(1)
               ABN AMRO North America, Inc.:
        2,015    6.46% Pfd., 144A**** .........................................................          2,084,376*
       12,301    6.59% Pfd., 144A**** .........................................................         12,701,459*
$  18,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B .............         22,174,020
       40,000  BAC Capital Trust I, 7.00% Pfd. 12/15/31 .......................................          1,040,600
       31,750  BAC Capital Trust III, 7.00% Pfd. ..............................................            827,564
      753,400  BAC Capital Trust IV, 5.875% Pfd. ..............................................         18,797,330
          600  BAC Capital Trust V, 7.00% Pfd. ................................................             15,537
$   1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security ....................          1,345,276
$  16,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B .........         17,394,896
        1,800  Bank of New York Capital IV, 6.875% Pfd., Series E .............................             45,945
       51,000  Bank One Capital Trust VI, 7.20% Pfd. ..........................................          1,320,390
$  10,000,000  Barclays Bank PLC, Adj. Rate Pfd. ..............................................         10,356,350**(1)
$   3,000,000  BB&T Capital Trust I, 5.85% 08/18/35 Capital Security ..........................          3,098,475
$     500,000  BT Capital Trust B, 7.90% 01/15/27 Capital Security ............................            536,847(1)
$   1,000,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ................          1,079,285(1)
$   6,500,000  Chase Capital I, 7.67% 12/01/26 Capital Security ...............................          6,979,115
       18,800  Citigroup, Inc., 6.231% Pfd., Series H .........................................            981,924*
      105,000  Cobank, ACB, 7.00% Pfd., 144A**** ..............................................          5,582,850*
       27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. ................................            724,144
$     800,000  CoreStates Capital Trust I, 8.00% 12/15/26 Capital Security, 144A**** ..........            863,804
$  11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A ........         11,985,875
$   2,500,000  Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A ................          2,773,550
        2,000  FBOP Corporation, Adj. Rate Pfd., 144A**** .....................................          2,005,000*
$   5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** .........          6,028,932
$     875,000  First Chicago NBD Capital B, 7.75% 12/01/26 Capital Security, 144A**** .........            940,082
$   3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security .................          3,413,460
      400,000  First Republic Bank, 6.25% Pfd. ................................................         10,362,000*
$   3,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B ....          3,569,107
$   3,000,000  Fleet Capital Trust II, 7.92% 12/11/26 Capital Security ........................          3,237,315
       62,600  Fleet Capital Trust VII, 7.20% Pfd. ............................................          1,630,104
       86,500  Fleet Capital Trust VIII, 7.20% Pfd. ...........................................          2,270,193
            3  FT Real Estate Securities Company, 9.50% Pfd., 144A**** ........................          4,545,337
$  37,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................         41,862,993
$  23,725,000  HBOS Capital Funding LP, 6.85% Pfd. ............................................         24,549,562(1)
        6,300  Household Capital Trust VI, 8.25% Pfd. .........................................            161,186

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
$  14,357,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ...................    $    15,429,755
$  11,271,000  J.P. Morgan Capital Trust II, 7.95% 02/01/27 Capital Security ..................         12,202,548
      175,450  J.P. Morgan Chase Capital XI, 5.875% Pfd., 06/15/33 ............................          4,359,932
      282,800  J.P. Morgan Chase Capital XIV, 6.20% Pfd., 10/15/34 ............................          7,154,840
      165,000  J.P. Morgan Chase Capital XVI, 6.35% Pfd., 06/01/35 ............................          4,197,600
       23,800  Keycorp Capital V, 5.875% Pfd., Series A .......................................            595,595
$   5,000,000  Keycorp Capital VIII, 5.70% 06/15/35 Capital Security ..........................          4,952,225
$  14,295,000  Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ....         15,336,963
$   4,000,000  Lloyds TSB Bank PLC, 6.90% Pfd. ................................................          4,155,780(1)
$  25,280,000  Marshall & Ilsley Capital Trust  A, 7.65% 12/01/26 Capital Security ............         27,117,224
           20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** .........................          2,205,234
$   4,000,000  NB Capital Trust IV, 8.25% Capital Security ....................................          4,374,000
$   3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ....................          3,275,295
      265,000  PFGI Capital Corporation, 7.75% Pfd. ...........................................          7,241,125
$  13,750,000  RBS Capital Trust B, 6.80% Pfd. ................................................         14,147,788**(1)
$  15,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ...................         16,687,866(1)
$  17,127,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ..................         18,324,177(1)
               Roslyn Real Estate:
           40    8.95% Pfd., Pvt., Series C, 144A**** .........................................          4,521,017
          135    Adj. Rate Pfd., Series D, 144A**** ...........................................         13,736,250
               Royal Bank of Scotland Group PLC:
      543,000    5.75% Pfd., Series L .........................................................         13,406,670**(1)
      129,500    6.35% Pfd., Series N .........................................................          3,403,908**(1)
      110,000    6.40% Pfd., Series M .........................................................          2,893,550**(1)
$  14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ..................         15,310,702
           60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ..................          7,318,013
       23,500  VNB Capital Trust I, 7.75% Pfd. ................................................            607,828
$     300,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ...........            328,233
    2,217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A ...............................         63,955,134
$  20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A**** .............         22,402,530
$   8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security .....................          8,913,920
       47,550  Wells Fargo Capital Trust VII, 5.85% Pfd. ......................................          1,190,177
------------------------------------------------------------------------------------------------------------------
                                                                                                       550,252,067
                                                                                                  ----------------
               FINANCIAL SERVICES -- 10.4%
-----------------------------------------------------------------------------------------------------------------------
      525,000  CIT Group, Inc., 6.35% Pfd., Series A ..........................................         13,631,625*
       30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT ....................            802,800
$  15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security .........................         16,067,080
      960,100  Countrywide Capital IV, 6.75% Pfd. .............................................         24,991,403

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       84,300  Fannie Mae, 5.125% Pfd. ........................................................    $     3,914,049*
               Freddie Mac:
       32,000    5.00% Pfd., Series F .........................................................          1,481,920*
       19,900    5.30% Pfd. ...................................................................            973,309*
               Lehman Brothers Holdings, Inc.:
      181,400    5.67% Pfd., Series D .........................................................          9,234,167*
       85,000    5.94% Pfd., Series C .........................................................          4,410,650*
    1,374,750    6.50% Pfd., Series F .........................................................         36,286,526*
       35,000  Lehman Capital Trust III, 6.375% Pfd., Series K ................................            903,350
        5,000  Lehman Capital Trust V, 6.00% Pfd., Series M ...................................            124,400
       31,400  Lehman Capital Trust  VI, 6.24% Pfd., Series N .................................            799,130
      138,975  Merrill Lynch Capital Trust V, 7.28% Pfd. ......................................          3,718,276
       10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. ...........................            266,250
       64,300  Morgan Stanley Capital Trust II, 7.25% Pfd. ....................................          1,654,439
    1,076,398  Morgan Stanley Capital Trust III, 6.25% Pfd. ...................................         27,135,994
      202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. ....................................          5,140,900
       40,000  National Rural Utility CFC, 5.95% Pfd., 02/15/45 ...............................            981,200
      160,000  SLM Corporation, 6.97% Pfd., Series A ..........................................          9,004,000*
------------------------------------------------------------------------------------------------------------------
                                                                                                       161,521,468
                                                                                                  ----------------
               INSURANCE -- 14.5%
------------------------------------------------------------------------------------------------------------------------
    1,719,980  ACE Ltd., 7.80% Pfd., Series C .................................................         45,880,466**(1)
      420,900  Aegon NV, 6.375% Pfd. ..........................................................         10,876,056**(1)
$  16,551,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ..........................         19,593,239
      125,000  Berkley W.R. Capital Trust II, 6.75% 07/26/45 ..................................          3,141,875
       48,100  Corporate-Backed Trust Certificates, 8.00% Pfd., Series AON ....................          1,231,360
      106,000  Corts-AON Capital, 8.205% Pfd. .................................................          3,008,810
       37,000  Corts-UnumProvident Corporation, 8.50% Pfd. ....................................            968,105
      154,300  Everest Re Capital Trust II, 6.20% Pfd., Series B ..............................          3,756,434(1)
               ING Groep NV:
       36,000    7.05% Pfd. ...................................................................            944,460**(1)
      394,600    7.20% Pfd. ...................................................................         10,379,953**(1)
$  10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A**** ........         10,206,600(1)
$   2,200,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ................          2,559,161
       50,000  PartnerRe Capital Trust I, 7.90% 12/31/31 Pfd. .................................          1,310,000**(1)
      220,989  PartnerRe Ltd., 6.75% Pfd., Series C ...........................................          5,701,516**(1)
      849,000  Principal Financial Group, 6.518% Pfd. .........................................         23,050,350*
$   8,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................          7,314,680

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
      110,000  Prudential PLC, 6.50% Pfd ......................................................    $     2,855,600**
               Renaissancere Holding:
       20,000    6.08% Pfd., Series C .........................................................            475,700**(1)
      332,235    7.30% Pfd., Series B .........................................................          8,583,291**(1)
       94,900  Saturns-AON 2003-3, 8.00% Pfd., Series AON .....................................          2,523,866
       56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series SAFC ...................................          1,480,080
      198,000  Scottish Re Group Ltd., 7.25% Pfd. .............................................          5,005,440**(1)
       22,390  St. Paul Capital Trust I, 7.60% Pfd. ...........................................            581,804
$   8,075,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** ......................         10,425,511
$  17,000,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A**** .....................         22,398,265
       15,000  XL Capital Ltd., 7.625% Pfd., Series B .........................................            396,750**(1)
               Zurich RegCaPS Funding Trust:
        9,400    6.01% Pfd., 144A**** .........................................................          9,413,113*
       10,565    6.58% Pfd., 144A**** .........................................................         11,199,957*
------------------------------------------------------------------------------------------------------------------
                                                                                                       225,262,442
                                                                                                  ----------------
               UTILITIES -- 13.1%
-----------------------------------------------------------------------------------------------------------------------
$   3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security .............................          4,082,569
      175,000  Alabama Power Company, 5.30% Pfd. ..............................................          4,468,625*
       10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................          1,041,100*
       50,000  Baltimore Gas & Electricity, 7.125% Pfd., Series 1993 ..........................          5,202,500*
       35,000  Central Maine Power, 5.25% Pfd., Pvt. ..........................................          3,549,700*
$   8,700,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ..................          9,503,010
$  10,395,000  COMED Financing III, 6.35% 03/15/33 Capital Security ...........................         11,495,623
       23,883  Delmarva Power & Light, 5.00% Pfd. .............................................          2,363,462*
       50,000  Dominion CNG Cap Trust I, 7.80% Pfd. ...........................................          1,301,750
$  10,175,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security ...........         11,134,502
               Duke Energy Corporation:
       49,343    4.50% Pfd., Series C, Pvt. ...................................................          4,699,921*
       59,662    7.04% Pfd., Series Y .........................................................          6,116,250*
       51,331    7.85% Pfd., Series S .........................................................          5,280,163*
       96,450  Duquesne Light Company, 6.50% Pfd. .............................................          5,138,856*
       67,700  Energy East Capital Trust I, 8.25% Pfd. ........................................          1,756,815
               Entergy Arkansas, Inc.:
       10,240    4.56% Pfd., Series 1965 ......................................................            933,376*
        5,692    7.40% Pfd. ...................................................................            592,224*
       11,675  Entergy Louisiana, Inc., 8.00% Pfd., Series 92 .................................            294,443*

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
               Florida Power Company:
       49,750    4.40% Pfd. .....................................................................  $     4,569,537*
       37,088    4.58% Pfd. .....................................................................        3,564,899*
       21,585    4.60% Pfd. .....................................................................        2,072,808*
       60,000  FPC Capital I, 7.10% Pfd., Series A ..............................................        1,510,800
       12,442  Great Plains Energy, Inc., 4.20% Pfd. ............................................        1,025,532*
        5,000  Gulf Power Capital Trust III, 7.375% Pfd. ........................................          130,000
$  17,262,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security .........       18,628,201
      119,805  Indianapolis Power & Light Company, 5.65% Pfd. ...................................       11,593,530*
               Interstate Power & Light Company:
      110,000    7.10% Pfd., Series C ...........................................................        3,070,100*
       11,000    8.375% Pfd., Series B ..........................................................          372,405*
       15,017  Kentucky Energy Corp., 4.75% Pfd. ................................................        1,475,646*
       32,300  Laclede Capital Trust I, 7.70% Pfd. ..............................................          852,720
        5,000  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ................          252,625*
               Pacific Enterprises:
        4,550    $4.40 Pfd. .....................................................................          388,069*
        4,510    $4.50 Pfd. .....................................................................          393,385*
       23,085    $4.75 Pfd., Series 53 ..........................................................        2,125,436*
        3,000  PacifiCorp, $7.48 Sinking Fund Pfd. ..............................................          316,005*
$   2,337,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D .........        2,872,594
$  27,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ....................       27,635,310
       11,278  Portland General Electric, 7.75% Sinking Fund Pfd. ...............................        1,150,130*
      215,750  PSEG Funding Trust II, 8.75% Pfd. ................................................        5,908,314
               Puget Sound Energy Capital Trust:
$   8,200,000    8.231% 06/01/27 Capital Security, Series B .....................................        8,937,262
       50,000    8.40% Pfd. 06/30/41 ............................................................        1,300,000
      200,000  San Diego Gas & Electric Company, $1.70 Pfd. .....................................        5,194,000*
      264,700  Southern Union Company, 7.55% Pfd. ...............................................        7,348,072*
$   3,500,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ................        3,768,222
               Virginia Electric & Power Company:
       14,985    $4.12 Pfd. .....................................................................        1,284,364*
       21,684    $4.80 Pfd. .....................................................................        2,188,024*
       78,700  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ...............................        2,068,236
       15,000  Wisconsin Power & Light Company, 6.20% Pfd. ......................................        1,539,225*
               Xcel Energy, Inc.:
        7,110    $4.10 Pfd., Series C ...........................................................          589,810*
       10,210    $4.11 Pfd., Series D ...........................................................          848,962*
------------------------------------------------------------------------------------------------------------------
                                                                                                       203,929,112
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
PREFERRED SECURITIES -- (CONTINUED)
               OIL AND GAS -- 2.2%
--------------------------------------------------------------------------------------------------------------------
       13,200  EOG Resources, Inc., 7.195% Pfd., Series B .....................................    $    14,201,616*
$   5,000,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security ..........................          5,784,150
$  13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security ..................         14,469,477
------------------------------------------------------------------------------------------------------------------
                                                                                                        34,455,243
                                                                                                  ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 4.4%
--------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
       80,000    6.75% Pfd., REIT, Series C ...................................................          2,017,200
       70,000    6.75% Pfd., REIT, Series D ...................................................          1,767,850
      228,250  Duke Realty Corporation, 6.60% Pfd., REIT, Series L ............................          5,765,595
       19,100  Equity Office Property Trust, 7.75% Pfd., REIT, Series G .......................            504,240
       51,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ......................          3,313,470
               PS Business Parks, Inc.:
      167,640    6.875% Pfd., REIT, Series I ..................................................          4,116,400
      192,464    7.00% Pfd., REIT, Series H ...................................................          4,818,336
      502,000    7.20% Pfd., REIT, Series M ...................................................         12,642,870
      203,400    7.60% Pfd., REIT, Series L ...................................................          5,336,199
       60,000    7.95% Pfd., REIT, Series K ...................................................          1,583,100
               Public Storage, Inc.:
       19,900    6.18% Pfd., REIT, Series D ...................................................            483,271
       62,700    6.75% Pfd., REIT, Series E ...................................................          1,592,894
       14,700    7.625% Pfd., REIT, Series U ..................................................            384,699
       18,000    8.00% Pfd., REIT, Series R ...................................................            470,880
      440,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D .........................         11,525,800
      263,000  Regency Centers Corporation, 7.25% Pfd., REIT ..................................          6,768,305
      162,000  Weingarten Realty Investment, 6.95% Pfd., REIT .................................          4,226,580
------------------------------------------------------------------------------------------------------------------
                                                                                                        67,317,689
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 0.6%
--------------------------------------------------------------------------------------------------------------------
      100,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ............................          9,417,000*
------------------------------------------------------------------------------------------------------------------
                                                                                                         9,417,000
                                                                                                  ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $1,194,348,987) ........................................................      1,252,155,021
                                                                                                  ----------------
CORPORATE DEBT SECURITIES -- 17.3%
               FINANCIAL SERVICES -- 2.9%
--------------------------------------------------------------------------------------------------------------------
       12,300  Corp-Backed Trust Certificates, 5.80% Series Goldman Sachs .....................            307,192
      200,000  Ford Motor Credit Company, 7.375% 10/15/31 .....................................          4,304,000

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES --  (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
$  25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds ............    $    23,293,625
               Lehman Brothers:
$   4,966,000    Guaranteed Note, Variable Rate, 12/16/16, 144A**** ...........................          4,848,057
$   8,970,000    Guaranteed Note, Variable Rate, 10/15/15, 144A**** ...........................          9,586,688
$   2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units ..........................          2,386,901
------------------------------------------------------------------------------------------------------------------
                                                                                                        44,726,463
                                                                                                  ----------------
               INSURANCE -- 1.1%
---------------------------------------------------------------------------------------------------------------------
      239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes .................................          6,322,745
$   1,000,000  Liberty Mutual Group, 6.50% 03/15/35, 144A**** .................................            993,890
$   1,900,000  Liberty Mutual Insurance, 7.697% 10/15/97 144A**** .............................          2,048,684
$   6,400,000  OneAmerica Financial Partners, 7.00% 10/15/33 144A**** .........................          7,397,344
$   1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ........................            991,025
------------------------------------------------------------------------------------------------------------------
                                                                                                        17,753,688
                                                                                                  ----------------
               OIL AND GAS -- 0.4%
---------------------------------------------------------------------------------------------------------------------
      238,261  Nexen, Inc., 7.35% Subordinated Notes ..........................................          6,272,221(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,272,221
                                                                                                  ----------------
               UTILITIES -- 11.6%
---------------------------------------------------------------------------------------------------------------------
$  31,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ..............         35,935,820
$  19,000,000  Constellation Energy Group, 7.60% 04/01/32, Senior Notes .......................         24,011,820
$   1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes ..............................          1,092,240
               Duke Capital Corporation:
$  11,179,000    6.75% 02/15/32, Senior Notes .................................................         12,710,244
$  10,000,000    8.00% 10/01/19, Senior Notes .................................................         12,403,950
$   8,000,000  Duquesne Light Holdings, 6.25% 08/15/35 ........................................          8,279,760
$   5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage ........................          5,122,425
       16,500  Entergy Mississippi, Inc., 7.25% 1st Mortgage ..................................            427,102
      567,015  Georgia Power Company, 5.90% 04/15/33, Senior Notes ............................         14,334,139
$   3,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** .....          3,453,075
       40,000  Northern States Power Company, 8.00% ...........................................          1,074,200
$  10,000,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured .......................         12,448,350
$  18,768,000  PSEG Power LLC, 8.625% 04/15/31 ................................................         25,994,806
$   6,300,000  TXU Corporation, 6.50% 11/15/24, 144A**** ......................................          6,189,782
$   7,250,000  TXU Energy Company, 7.00% 03/15/13 .............................................          8,073,165
$   2,000,000  Westar Energy, Inc., 5.875% 07/15/36 ...........................................          2,054,280
$   6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ..............................          7,373,190
------------------------------------------------------------------------------------------------------------------
                                                                                                       180,978,348
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.5%
----------------------------------------------------------------------------------------------------------------------
$   2,780,000  EOP Operating LP, 7.875% 07/15/31 .............................................     $     3,478,016
$   3,500,000  Realty Income Corporation, 5.875% 03/15/35 ....................................           3,537,135
------------------------------------------------------------------------------------------------------------------
                                                                                                         7,015,151
                                                                                                  ----------------
               MISCELLANEOUS -- 0.8%
----------------------------------------------------------------------------------------------------------------------
$     390,000  BellSouth Telecommunication, 7.00% 12/01/95 ...................................             448,200
       47,000  Maytag Corporation, 7.875% 08/01/31 ...........................................           1,198,970
$   8,000,000  Pulte Homes, Inc., 6.375% 05/15/33, Senior Notes ..............................           7,986,840
$   1,945,000  Verizon Maryland, 7.15% 05/01/23 ..............................................           2,143,176
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,777,186
                                                                                                  ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $246,475,724) .........................................................         268,523,057
                                                                                                  ----------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 1.2%
               INSURANCE -- 0.2%
----------------------------------------------------------------------------------------------------------------------
       45,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 ..............           1,676,475
       54,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ........................           1,230,120(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,906,595
                                                                                                  ----------------
               UTILITIES -- 1.0%
----------------------------------------------------------------------------------------------------------------------
       91,563  Ameren Corporation ............................................................           5,006,207*
      180,000  Duke Energy Corporation .......................................................           5,188,500*(2)
      131,809  KeySpan Corporation ...........................................................           5,018,628*
------------------------------------------------------------------------------------------------------------------
                                                                                                        15,213,335
                                                                                                  ----------------
                 TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                 (Cost $14,930,095) ..........................................................          18,119,930
                                                                                                  ----------------
OPTION CONTRACTS -- 0.4%
        1,500  December Call Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05 ...........................................................           3,574,219+
        9,900  December Put Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05 ...........................................................           2,881,250+
------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $11,782,750) ..........................................................           6,455,469
                                                                                                  ----------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------
MONEY MARKET FUND -- 0.1%
    1,433,481  BlackRock Provident Institutional, TempFund ...................................     $     1,433,481
------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,433,481) ...........................................................           1,433,481
                                                                                                  ----------------

 TOTAL INVESTMENTS (Cost $1,468,971,037***) .......................................       99.6%      1,546,686,958
 OTHER ASSETS AND LIABILITIES (Net) ...............................................        0.4%          6,692,454
                                                                                     ---------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ...................      100.0%++ $  1,553,379,412
                                                                                     ---------    ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ......................................        (542,000,000)
                                                                                                  ----------------

 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..................................................    $  1,011,379,412
                                                                                                  ================

-----------------------------
*      Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**     Securities distributing Qualified Dividend Income only.
***    Aggregate cost of securities held.
****   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(1)    Foreign Issuer.
(2)    All or a portion of this security has been pledged as collateral for written option positions.
+      Non-income producing.
++     The percentage shown for each investment  category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
REIT   -- Real Estate Investment Trust
PFD.   -- Preferred Securities
PVT.   -- Private Placement Securities

OPEN OPTION CONTRACTS WRITTEN


CONTRACTS        CONTRACT DESCRIPTION                                                                   VALUE
-------------    --------------------                                                             ----------------
          750  December Call Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05, Strike Price 112 ..........................................    $    (4,664,063)
          750  December Call Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05, Strike Price 114 ..........................................         (3,363,281)
------------------------------------------------------------------------------------------------------------------
               TOTAL OPEN OPTION CONTRACTS WRITTEN (premiums received: $5,336,626) ............         (8,027,344)
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------



                                                                                                        VALUE
                                                                                                       -------
OPERATIONS:
     Net investment income ..................................................................    $    63,383,629
     Net realized loss on investments sold during the period ................................        (15,827,466)
     Change in net unrealized appreciation of investments held during the period ............         17,856,551
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions .......        (11,643,875)
                                                                                                 ---------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         53,768,839

DISTRIBUTIONS:
     Distributions paid from net investment income to Common Stock Shareholders(2) ..........        (69,232,440)
                                                                                                 ---------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .......................................        (69,232,440)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ................................................          4,758,909
                                                                                                 ---------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS .......................................................          4,758,909

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
                                                                                                 ---------------
         FOR THE PERIOD .....................................................................    $   (10,704,692)
                                                                                                 ===============

-----------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ....................................................................    $ 1,022,084,104
     Net decrease during the period                                                                  (10,704,692)
                                                                                                 ---------------
     End of period ..........................................................................    $ 1,011,379,412
                                                                                                 ===============

--------------------------------------------------------
(1) These tables  summarize  the nine months ended August 31, 2005 and should be read in conjunction  with the
    Fund's  audited  financial  statements,  including footnotes,  in its Annual Report dated  November 30, 2004.
(2) Includes  income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
        FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .....................................................       $      24.10
                                                                                                      ------------
INVESTMENT OPERATIONS:
     Net investment income ....................................................................               1.49
     Net realized and unrealized gain on investments ..........................................               0.05
DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ...............................................................              (0.27)
     From net realized capital gains ..........................................................                 --
                                                                                                      ------------
     Total from investment operations .........................................................               1.27
                                                                                                      ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ...............................................................              (1.63)
     From net realized capital gains ..........................................................                 --
                                                                                                      ------------
     Total distributions to Common Stock Shareholders .........................................              (1.63)
                                                                                                      ------------
     Net asset value, end of period ...........................................................       $      23.74
                                                                                                      ============
     Market value, end of period ..............................................................       $      23.65
                                                                                                      ============
     Common shares outstanding, end of period .................................................         42,601,719
                                                                                                      ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + ..................................................................               6.74%**
     Operating expenses .......................................................................               1.16%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ..................................................................                 18%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) .......        $ 1,553,379
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ...........................................................               0.76%**

(1) These tables  summarize  the nine months ended August 31, 2005 and should be read in conjunction  with the
    Fund's  audited  financial  statements,  including footnotes,  in its Annual  Report dated  November  30,  2004.
*   Auction  Market Preferred Stock.
**  Annualized.
*** Not annualized.
+   The net investment income ratio reflects income net of operating  expenses and payments  to  AMPS*  Shareholders.
++  Information   presented  under  heading Supplemental Data includes AMPS*.
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
-------------------------------------

                               TOTAL                                  DIVIDEND
                             DIVIDENDS   NET ASSET      NYSE        REINVESTMENT
                               PAID        VALUE    CLOSING PRICE     PRICE(1)
                             ---------  ----------  -------------  -------------
December 31, 2004 - EXTRA.    $0.1625     $24.32        $26.00          $24.70
December 31, 2004 ........     0.1725      24.32         26.00           24.70
January 31, 2005 .........     0.1725      24.56         25.58           24.56
February 28, 2005 ........     0.1725      24.46         25.54           24.46
March 31, 2005 ...........     0.1725      23.81         22.22           22.51
April 30, 2005 ...........     0.1550      23.81         22.68           23.05
May 31, 2005 .............     0.1550      23.88         22.72           22.95
June 30, 2005 ............     0.1550      23.97         23.12           23.30
July 31, 2005 ............     0.1550      23.78         23.80           23.78
August 31, 2005 ..........     0.1550      23.74         23.65           23.60

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                       -----------------------------------------


1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,481,108,611, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $75,750,342 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $10,171,995.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer and Secretary
   Peter C. Stimes, CFA
     Chief Compliance Officer and Vice President
   Chad C. Conwell
     Vice President and Asst. Compliance Officer
   Nicholas Dalmaso
     Vice President
   Bradford S. Stone
     Vice President and Asst. Treasurer
   Christopher D. Ryan, CFA
     Vice President
   Laurie Lodolo
     Asst. Compliance Officer,
     Asst. Treasurer and Asst. Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE PREFERRED SECURITIES
   INCOME FUND?
   o If your shares are held in a Brokerage
     Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO  SHAREHOLDERS OF FLAHERTY &
CRUMRINE/CLAYMORE  PREFERRED SECURITIES  INCOME
FUND  INCORPORATED  FOR  THEIR  INFORMATION.  IT  IS  NOT
A PROSPECTUS,  CIRCULAR OR REPRESENTATION INTENDED
FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE
FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                               [GRAPHIC OMITTED]
                               LIGHTHOUSE GRAPHIC

                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                              PREFERRED SECURITIES
                                  INCOME FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2005

                          web site: www.fcclaymore.com